Financial assets and liabilities - Summary of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	$ 38,029	$ 62,960	$ 77,554	$ 71,318
Trade & other receivables	2,996	20,952
Financial assets at fair value through other comprehensive income	1,208	1,014
Other non-current assets	1,333	2,102
Financial assets, Total	43,566	87,028
Trade and other payables	11,860	7,070
Borrowings	118,980	114,345
Contingent consideration	31,195	26,892
Warrant liability	13,437	4,647		$ 5,426
Financial liabilities, Total	175,472	152,954
Liabilities at amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade and other payables	11,860	7,070
Borrowings	118,980	114,345
Financial liabilities, Total	130,840	121,415
Liabilities at FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Contingent consideration	31,195	26,892
Warrant liability	13,437	4,647
Financial liabilities, Total	44,632	31,539
Assets at amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	38,029	62,960
Trade & other receivables	2,996	20,952
Other non-current assets	1,333	2,102
Financial assets, Total	42,358	86,014
Assets at FVOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	1,208	1,014
Financial assets, Total	$ 1,208	$ 1,014